Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, PA 19103-6996

215-988-2700

215-988-2757 (Fax)

www.drinkerbiddle.com

January 4, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	The RBB Fund, Inc.
(1933 Act Registration No. 33-20827)
(1940 Act Registration No. 811-5518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that the Prospectuses and Statements of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in the Company’s Post-Effective Amendment No. 124 to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, which was filed on December 28, 2007.

1.	Prospectus and Statement of Additional Information dated December 31, 2007 for the Company’s Schneider Small Cap Value Fund;

2.	Prospectus and Statement of Additional Information dated December 31, 2007 for the Company’s Schneider Value Fund;

3.	Prospectus and Statement of Additional Information dated December 31, 2007 for the Bedford Class of shares of the Company’s Money Market Portfolio;

4.	Prospectus and Statement of Additional Information dated December 31, 2007 for the Sansom Street Class of shares of the Company’s Money Market Portfolio;

5.	Statement of Additional Information dated December 31, 2007 for the Company’s Senbanc Fund;

Securities and Exchange Commission

January 4, 2008

6.	Statement of Additional Information dated December 31, 2007 for the Company’s Marvin & Palmer Large Cap Growth Fund;

7.	Prospectus dated December 31, 2007 for the Class A and Class C shares Company’s SAM Sustainable Climate Fund and SAM Sustainable Water Fund; and

8.	Statement of Additional Information dated December 31, 2007 for the Company’s Free Market Fixed Income Fund, Free Market International Equity Fund, and Free Market U.S. Equity Fund.

Questions and comments concerning this letter may be directed to the undersigned at 215 988-3307.

Very truly yours,

/s/ Jillian Lynn Bosmann
Jillian Lynn Bosmann